Share-based compensation plans (Inputs used in the measurement - Equity) (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Restricted Share Unit Plan Equity Settled [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	205,934
Average strike price	$ 63.70
Expected forfeitures	10.00%
Weighted average grant date fair values	$ 63.70
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Average strike price	$ 0	$ 0